Income Taxes and Distributions (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation Allowance
Additions	$ 9,234	$ 0	$ 317
Deductions	0	(4,732)	0
Valuation allowance	$ 12,199	$ 2,965	$ 7,697	$ 7,380